LEASES (Tables)	12 Months Ended
Jun. 30, 2026
Leases
SCHEDULE OF SUPPLEMENTAL BALANCE SHEET INFORMATION

Supplemental balance sheet information related to operating leases was as follows:

	As of	As of
	June 30, 2026	June 30, 2025
Operating lease right-of-use assets, net	$12,930,868	$13,166,788

Operating lease liabilities - current	$673,432	$197,130
Operating lease liabilities - non-current	11,044,333	10,952,491
Total operating lease liabilities	$11,717,765	$11,149,621

SCHEDULE OF MATURITIES OF LEASE LIABILITIES

The following is a schedule of maturities of lease liabilities:

Twelve months ending June 30,
2027	$1,310,523
2028	1,108,810
2029	1,190,756
2030	1,274,951
2031	1,274,951
Thereafter	10,091,358
Total future minimum lease payments	16,251,349
Less: imputed interest	(4,533,584)
Total	$11,717,765